CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net income	$ 1,056.9		$ 845.7		$ 840.3
Change in unrealized gains on marketable securities:
Unrealized gains arising during the period, net of tax	23.6		27.1		49.1
Gains reclassified into earnings, net of tax		[1]		[1]	5.2
Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax, Total	23.6		27.1		54.3
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses) arising during the period, net of tax	48.9		(2.9)		(12.0)
(Gains) losses reclassified into earnings, net of tax	(27.4)		4.7		16.4
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Total	21.5		1.8		4.4
Other comprehensive income, net of tax	45.1		28.9		58.7
Comprehensive income	$ 1,102.0		$ 874.6		$ 899.0

[1]	Represents an amount lower than $0.1